Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans
Maximum annual medical cost inflation after retirement for Company's share of retiree medical benefits cost for non Medicare-eligible retirees (as a percent)	5.00%
Items not yet recognized as a component of net periodic cost
Deferred income taxes	$ 722,000,000	$ 999,000,000
Unrecognized pension and other postretirement benefit cost	1,427,000,000	1,188,000,000
Pension benefits
Components of net periodic cost
Fair value of plan assets	4,675,000,000	4,669,000,000	4,127,000,000
Less: Benefit obligation	5,831,000,000	5,545,000,000	5,233,000,000
Funded status	(1,156,000,000)	(876,000,000)
Items not yet recognized as a component of net periodic cost
Net actuarial loss (gain)	2,546,000,000	2,311,000,000
Prior service credit	(3,000,000)	(5,000,000)
Unrecognized pension and other postretirement benefit cost, pre-tax	2,543,000,000	2,306,000,000
Deferred income taxes	(890,000,000)	(807,000,000)
Unrecognized pension and other postretirement benefit cost	1,653,000,000	1,499,000,000
Increase (decrease) in defined benefit net actuarial loss arising during the period	(235,000,000)
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Items not yet recognized as a component of net periodic cost, at the beginning of the period	2,306,000,000
Net actuarial loss (gain) arising during the period	437,000,000
Net actuarial (loss) gain amortized to net periodic benefit cost	(200,000,000)
Prior service credit amortized to net periodic benefit cost	2,000,000
Translation adjustment and other	(2,000,000)
Items not yet recognized as a component of net periodic cost, at the end of the period	2,543,000,000	2,306,000,000
Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2011
Net actuarial loss (gain)	178,000,000
Prior service credit	(2,000,000)
Accumulated benefit obligation (ABO)	5,160,000,000	4,820,000,000
Company's Pension Plans with an ABO in excess of plan assets
Company's pension plans with ABO in excess of plan assets, aggregate projected benefit obligation	5,510,000,000	4,480,000,000
Company's pension plans with ABO in excess of plan assets, aggregate accumulated benefit obligation	4,850,000,000	3,790,000,000
Company's pension plans with ABO in excess of plan assets, aggregate fair value of plan assets	4,330,000,000	3,540,000,000
Defined benefit plans' accrued benefit costs related to certain unfunded and non-qualified plans	142,000,000	132,000,000
Change in benefit obligation
Benefit obligation, beginning of year	5,545,000,000	5,233,000,000
Service cost	151,000,000	150,000,000	125,000,000
Interest cost	322,000,000	320,000,000	331,000,000
Participant contributions	1,000,000	1,000,000
Actuarial loss (gain)	337,000,000	239,000,000
Benefits paid	(511,000,000)	(407,000,000)
Translation adjustment and other	(14,000,000)	9,000,000
Benefit obligation, end of year	5,831,000,000	5,545,000,000	5,233,000,000
Components of net periodic cost
Service cost	151,000,000	150,000,000	125,000,000
Interest cost	322,000,000	320,000,000	331,000,000
Expected return on plan assets	(367,000,000)	(331,000,000)	(398,000,000)
Amortization of prior service credit	(2,000,000)	(2,000,000)	(3,000,000)
Amortization of net actuarial loss (gain)	154,000,000	160,000,000	15,000,000
Settlement loss	46,000,000	48,000,000	22,000,000
Net periodic cost (credit)	304,000,000	345,000,000	92,000,000
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate (as a percent)	6.00%	6.25%	7.50%
Rate of increase in compensation levels, low end of the range (as a percent)	4.00%	4.00%	4.00%
Rate of increase in compensation levels, high end of the range (as a percent)	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets (as a percent)	8.50%	8.50%	8.50%
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.25%	6.00%
Rate of increase in compensation levels, low end of the range (as a percent)	4.00%	4.00%
Rate of increase in compensation levels, high end of range (as a percent)	4.50%	4.50%
Pension plan assets
Fair value of plan assets, beginning of year	4,669,000,000	4,127,000,000
Actual return on plan assets	267,000,000	496,000,000
Employer contribution	264,000,000	443,000,000
Benefits paid	(511,000,000)	(407,000,000)
Translation adjustment and other	(14,000,000)	10,000,000
Fair value of plan assets, end of year	4,675,000,000	4,669,000,000	4,127,000,000
Postretirement benefits
Components of net periodic cost
Less: Benefit obligation	716,000,000	628,000,000	666,000,000
Funded status	(716,000,000)	(628,000,000)
Items not yet recognized as a component of net periodic cost
Net actuarial loss (gain)	(211,000,000)	(322,000,000)
Prior service credit	(152,000,000)	(175,000,000)
Unrecognized pension and other postretirement benefit cost, pre-tax	(363,000,000)	(497,000,000)
Deferred income taxes	137,000,000	186,000,000
Unrecognized pension and other postretirement benefit cost	(226,000,000)	(311,000,000)
Increase (decrease) in defined benefit net actuarial loss arising during the period	(111,000,000)
Increase (decrease) in defined benefit plan	(23,000,000)
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Items not yet recognized as a component of net periodic cost, at the beginning of the period	(497,000,000)
Net actuarial loss (gain) arising during the period	82,000,000
Net actuarial (loss) gain amortized to net periodic benefit cost	30,000,000
Prior service credit amortized to net periodic benefit cost	23,000,000
Translation adjustment and other	(1,000,000)
Items not yet recognized as a component of net periodic cost, at the end of the period	(363,000,000)	(497,000,000)
Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2011
Net actuarial loss (gain)	(21,000,000)
Prior service credit	(23,000,000)
Change in benefit obligation
Benefit obligation, beginning of year	628,000,000	666,000,000
Service cost	11,000,000	12,000,000	13,000,000
Interest cost	37,000,000	40,000,000	52,000,000
Participant contributions	20,000,000	22,000,000
Actuarial loss (gain)	82,000,000	(58,000,000)
Benefits paid	(61,000,000)	(57,000,000)
Translation adjustment and other	(1,000,000)	3,000,000
Benefit obligation, end of year	716,000,000	628,000,000	666,000,000
Components of net periodic cost
Service cost	11,000,000	12,000,000	13,000,000
Interest cost	37,000,000	40,000,000	52,000,000
Amortization of prior service credit	(23,000,000)	(22,000,000)	(6,000,000)
Amortization of net actuarial loss (gain)	(30,000,000)	(22,000,000)	(29,000,000)
Settlement loss	1,000,000
Net periodic cost (credit)	(4,000,000)	8,000,000	30,000,000
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate (as a percent)	6.00%	6.25%	6.50%
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.25%	6.00%
Defined benefit plan, assumed health care cost trend rates
Defined Benefit plan, Weighted average health care cost trend rate (as a percent)	7.30%
Defined Benefit plan, ultimate health care cost trend rate in 2024 and thereafter (as a percent)	4.50%
Increase in the total of service and interest cost components of net periodic benefit cost due to one percentage-point increase in assumed health care cost trend rates	3,000,000
Increase in APBO due to one percentage-point increase in assumed health care cost trend rates	27,000,000
Decrease in the total of service and interest cost components of net periodic benefit cost due to one percentage-point decrease in assumed health care cost trend rates	2,000,000
Decrease in APBO due to one percentage-point decrease in assumed health care cost trend rates	21,000,000
Pension plan assets
Employer contribution	41,000,000	35,000,000
Benefits paid	$ (61,000,000)	$ (57,000,000)